Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Related party transactions
Amounts due to related to services	¥ 249,402	¥ 281,873		$ 39,137
Aggregate balance of unsecured loans to directors and executive officers	¥ 0	65,306
Commercial Arrangements [Member]
Related party transactions
Number of shareholders	2
Alibaba Group
Related party transactions
Amounts due from related to services	¥ 66,641	26,857
Amounts due to related to services	¥ 140,557	¥ 278,178
Alibaba Group | Maximum
Related party transactions
Percentage of revenues generated from	0.20%	0.20%	0.20%
Percentage of total costs and expenses	0.30%	0.30%	0.30%
Tencent Group
Related party transactions
Amounts due from related to services	¥ 66,641	¥ 26,857
Amounts due to related to services	¥ 140,557	¥ 278,178
Tencent Group | Maximum
Related party transactions
Percentage of revenues generated from	0.10%	0.10%	0.10%
Percentage of total costs and expenses	0.70%	0.70%	0.70%
Chengxin
Related party transactions
Amounts due from related to services	¥ 7,363
Revenues generated from intra-city freight and ride hailing and enterprise solution services provided to Chengxin	277,350
Chengxin | Commercial Arrangements [Member]
Related party transactions
Amounts due from related to services	10,750
Amounts due to related to services	¥ 87,961
Other investees | Maximum
Related party transactions
Percentage of revenues generated from	0.20%	0.20%	0.20%
Percentage of total costs and expenses	0.10%	0.10%	0.10%